Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
December 31, 2025
FBF-Y35-NPRT3-0226
1.9892472.107
Bond Funds - 29.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	201,602	1,983,762
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	13,312,709	100,910,333
Fidelity Series Corporate Bond Fund (b)	16,169,208	153,284,091
Fidelity Series Emerging Markets Debt Fund (b)	2,757,871	23,524,643
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	700,086	6,678,820
Fidelity Series Floating Rate High Income Fund (b)	441,198	3,882,541
Fidelity Series Government Bond Index Fund (b)	27,840,213	256,686,760
Fidelity Series High Income Fund (b)	2,625,054	23,389,229
Fidelity Series International Developed Markets Bond Index Fund (b)	24,597,692	208,588,432
Fidelity Series Investment Grade Bond Fund (b)	23,354,390	237,981,239
Fidelity Series Investment Grade Securitized Fund (b)	15,905,872	145,220,611
Fidelity Series Long-Term Treasury Bond Index Fund (b)	38,001,218	204,826,563
Fidelity Series Real Estate Income Fund (b)	412,590	4,171,285
TOTAL BOND FUNDS (Cost $1,424,604,968)		1,371,128,309

Domestic Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	18,454,871	424,092,947
Fidelity Series Commodity Strategy Fund (b)	320,575	31,015,613
Fidelity Series Large Cap Growth Index Fund (b)	9,125,866	272,133,330
Fidelity Series Large Cap Stock Fund (b)	9,640,100	257,390,669
Fidelity Series Large Cap Value Index Fund (b)	28,099,583	512,255,395
Fidelity Series Small Cap Core Fund (b)	8,039,481	108,693,787
Fidelity Series Small Cap Opportunities Fund (b)	3,255,608	52,805,957
Fidelity Series Value Discovery Fund (b)	10,779,153	183,568,971
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,324,412,932)		1,841,956,669

International Equity Funds - 29.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,469,681	127,776,192
Fidelity Series Emerging Markets Fund (b)	7,309,606	85,814,771
Fidelity Series Emerging Markets Opportunities Fund (b)	13,999,563	345,089,227
Fidelity Series International Growth Fund (b)	11,793,601	225,375,708
Fidelity Series International Index Fund (b)	5,655,940	85,461,247
Fidelity Series International Small Cap Fund (b)	3,023,812	54,095,997
Fidelity Series International Value Fund (b)	14,553,392	227,032,908
Fidelity Series Overseas Fund (b)	15,104,552	225,510,959
Fidelity Series Select International Small Cap Fund (b)	268,228	3,706,907
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,076,305,324)		1,379,863,916

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $14,772,285)	1,484,652	14,787,132

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	310,000	309,604
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	3,970,000	3,962,163
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,940,000	3,929,595
US Treasury Bills 0% 1/8/2026 (d)	3.89	1,340,000	1,339,224
US Treasury Bills 0% 2/26/2026 (d)	3.78	310,000	308,300
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	90,000	89,388
US Treasury Bills 0% 3/19/2026 (d)	3.56	750,000	744,416
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.68	980,000	974,034
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,653,893)			11,656,724

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	5,067,668	5,068,682
Fidelity Series Government Money Market Fund (b)(f)	3.84	5,822,436	5,822,436
TOTAL MONEY MARKET FUNDS (Cost $10,891,275)			10,891,118

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,862,640,677)	4,630,283,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,305,279)
NET ASSETS - 100.0%	4,628,978,589

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	21	3/2026	3,047,205	5,637

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,783	3/2026	204,627,109	(1,160,139)
CBOT US Treasury Long Bond Contracts (United States)	306	3/2026	35,256,938	(407,466)

TOTAL INTEREST RATE CONTRACTS				(1,567,605)

TOTAL LONG				(1,561,968)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	296	3/2026	36,970,400	701,645
CME E-Mini S&P 500 Index Contracts (United States)	196	3/2026	67,546,500	(14,657)
ICE MSCI Emerging Markets Index Contracts (United States)	57	3/2026	4,022,490	710

TOTAL SHORT				687,698

TOTAL FUTURES CONTRACTS				(874,270)
The notional amount of long futures as a percentage of Net Assets is 5.3%.
The notional amount of short futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,656,724.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,542,683	62,816,489	71,290,348	196,797	15	(157)	5,068,682	5,067,668	0.0%
Total	13,542,683	62,816,489	71,290,348	196,797	15	(157)	5,068,682

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,867,882	286,756	148,400	77,930	(367)	(22,109)	1,983,762	201,602
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	51,680,111	53,763,176	2,600,578	3,646,683	(164,090)	(1,768,286)	100,910,333	13,312,709
Fidelity Series Blue Chip Growth Fund	341,205,129	59,332,618	87,792,470	15,812,543	2,047,190	109,300,480	424,092,947	18,454,871
Fidelity Series Canada Fund	80,121,684	31,729,299	4,290,890	2,608,077	20,286	20,195,813	127,776,192	6,469,681
Fidelity Series Commodity Strategy Fund	7,519,576	23,912,350	831,178	244,808	(13,133)	427,998	31,015,613	320,575
Fidelity Series Corporate Bond Fund	122,113,999	35,907,207	7,189,120	5,013,140	54,849	2,397,156	153,284,091	16,169,208
Fidelity Series Emerging Markets Debt Fund	19,889,164	3,330,960	1,202,295	1,027,957	(9,121)	1,515,935	23,524,643	2,757,871
Fidelity Series Emerging Markets Debt Local Currency Fund	5,570,069	1,026,779	306,114	440,484	5,326	382,760	6,678,820	700,086
Fidelity Series Emerging Markets Fund	72,211,379	10,587,718	17,578,039	2,123,384	1,046,802	19,546,911	85,814,771	7,309,606
Fidelity Series Emerging Markets Opportunities Fund	289,019,897	39,601,485	67,406,063	8,823,539	2,628,046	81,245,862	345,089,227	13,999,563
Fidelity Series Floating Rate High Income Fund	3,475,126	642,429	218,597	223,703	(1,771)	(14,646)	3,882,541	441,198
Fidelity Series Government Bond Index Fund	197,918,267	69,578,516	11,794,433	6,531,234	(506,591)	1,491,001	256,686,760	27,840,213
Fidelity Series Government Money Market Fund	-	5,919,288	96,852	18,124	-	-	5,822,436	5,822,436
Fidelity Series High Income Fund	20,177,678	3,497,691	1,180,451	1,236,543	16,643	877,668	23,389,229	2,625,054
Fidelity Series International Developed Markets Bond Index Fund	163,413,835	54,939,351	6,267,791	7,762,386	(73,605)	(3,423,358)	208,588,432	24,597,692
Fidelity Series International Growth Fund	184,915,457	47,199,419	20,611,022	18,099,441	790,863	13,080,991	225,375,708	11,793,601
Fidelity Series International Index Fund	71,240,371	11,443,336	10,476,451	2,896,969	340,554	12,913,437	85,461,247	5,655,940
Fidelity Series International Small Cap Fund	50,637,520	7,825,256	8,318,097	7,351,430	(559,147)	4,510,465	54,095,997	3,023,812
Fidelity Series International Value Fund	203,310,118	44,854,597	51,510,972	23,331,863	4,435,614	25,943,551	227,032,908	14,553,392
Fidelity Series Investment Grade Bond Fund	187,867,948	58,319,311	10,947,243	6,979,033	1,551	2,739,672	237,981,239	23,354,390
Fidelity Series Investment Grade Securitized Fund	118,152,844	31,428,906	6,953,058	4,579,717	42,691	2,549,228	145,220,611	15,905,872
Fidelity Series Large Cap Growth Index Fund	216,745,033	32,032,146	41,986,089	2,638,334	2,416,882	62,925,358	272,133,330	9,125,866
Fidelity Series Large Cap Stock Fund	199,509,078	52,609,148	34,277,792	24,001,434	651,781	38,898,454	257,390,669	9,640,100
Fidelity Series Large Cap Value Index Fund	422,808,598	89,020,521	43,853,854	17,546,825	284,966	43,995,164	512,255,395	28,099,583
Fidelity Series Long-Term Treasury Bond Index Fund	192,860,071	40,240,172	24,343,483	5,979,424	(2,568,077)	(1,362,120)	204,826,563	38,001,218
Fidelity Series Overseas Fund	187,117,276	45,581,284	14,487,712	19,076,125	(206,681)	7,506,792	225,510,959	15,104,552
Fidelity Series Real Estate Income Fund	3,720,947	618,173	218,618	199,426	3,070	47,713	4,171,285	412,590
Fidelity Series Select International Small Cap Fund	678,005	2,495,622	10,929	107,364	935	543,274	3,706,907	268,228
Fidelity Series Small Cap Core Fund	97,910,862	6,560,042	19,516,911	896,859	462,931	23,276,863	108,693,787	8,039,481
Fidelity Series Small Cap Opportunities Fund	43,534,981	4,944,224	5,136,899	2,332,332	53,505	9,410,146	52,805,957	3,255,608
Fidelity Series Treasury Bill Index Fund	-	15,070,726	298,627	45,814	186	14,847	14,787,132	1,484,652
Fidelity Series Value Discovery Fund	153,021,636	36,175,003	19,987,998	10,271,428	402,314	13,958,016	183,568,971	10,779,153
	3,710,214,541	920,473,509	521,839,026	201,924,353	11,604,402	493,105,036	4,613,558,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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